Prepaid Royalties, Net - Schedule of Movement in Prepaid Royalties (Details) - Royalty [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Schedule of Movement in Prepaid Royalties [Line Items]
Beginning balance	$ 3,660,198	$ 2,976,290
Addition investments	2,024,883	2,105,413
Amortization	(1,698,654)	(1,260,248)
Impairments	(483,149)
Foreign currency translation adjustments	(3,316)	(161,257)
Ending balance	$ 3,499,962	$ 3,660,198